Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.61%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.43%		0.61%
Expected volatility	21.71%	20.13%	15.30%
Risk-free interest rate, lower range	4.99%	4.63%	5.81%
Expected term (in years)	2 years 7 months 2 days	2 years 7 months 24 days	2 years 9 months 25 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.46%		0.85%
Expected volatility	31.79%	28.93%	20.13%
Risk-free interest rate, upper range	6.43%	5.75%	6.70%
Expected term (in years)	5 years 4 months 9 days	5 years 5 months 4 days	5 years 5 months 1 day